Investments - Long-term Investments - Additional information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Oct. 26, 2015 shares	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
Schedule of Investments [Line Items]
Carrying amount of cost method investments		$ 1,860,000		¥ 7,300,000		¥ 12,940,000
Aggregate deconsolidated gain		204,320	¥ 1,420,000
Carrying amount of equity method investments		4,650,000		28,540,000		¥ 32,260,000
Impairment charges on long-term investments		35,330	245,330	116,980	¥ 93,420
Uber
Schedule of Investments [Line Items]
Gain on investment		$ 287,020	¥ 1,990,000
Qunar | Class A Ordinary Shares
Schedule of Investments [Line Items]
Number of shares exchanged	178,702,519
Qunar | Class B Ordinary Shares
Schedule of Investments [Line Items]
Number of shares exchanged	11,450,000
Ctrip.com International, Ltd
Schedule of Investments [Line Items]
Number of shares newly-issued in exchange	11,488,381
Equity method investment, percentage of ownership		20.49%				20.49%
Ctrip.com International, Ltd | Total Other Income, Net
Schedule of Investments [Line Items]
Share transactions on equity method investments, gains recognized during period | ¥				¥ 24,420,000
Short-term Investments | Maximum
Schedule of Investments [Line Items]
Held-to-maturity debt investments maturity		1 year	1 year
Available-for-sale investments maturity		1 year	1 year
Other Long-term Investments | Maximum
Schedule of Investments [Line Items]
Held-to-maturity debt investments maturity		2 years	2 years
Available-for-sale investments maturity		2 years	2 years
Other Long-term Investments | Minimum
Schedule of Investments [Line Items]
Held-to-maturity debt investments maturity		1 year	1 year
Available-for-sale investments maturity		1 year	1 year